U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                     Please print or type

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1.  Name and address of issuer:

    Stein Roe Investment Trust
    One South Wacker Drive
    Chicago, IL  60606
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2.  Name of each series or class of funds for which this notice is filed:

     Stein Roe Growth & Income Fund
     Stein Roe International Fund
     Stein Roe Young Investor Fund
     Stein Roe Special Venture Fund
     Stein Roe Balanced Fund
     Stein Roe Growth Stock Fund
     Stein Roe Capital Opportunities Fund
     Stein Roe Special Fund
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3.  Investment Company Act File Number:  811-4978

    Securities Act File Number:  33-11351
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4.  Last day of fiscal year for which this notice is filed:
    September 30, 1996.
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
    termination of the issuer's 24f-2 declaration:     [ ]
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6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):  Not
    applicable.
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None.
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9.  Number and aggregate sale price of securities sold during the fiscal year:
                                             Shares       Dollars
                                            ---------   ----------
 Stein Roe Growth & Income Fund        4,093,653.957 $  70,620,724.01
 Stein Roe International Fund          6,003,708.501    62,993,406.79
 Stein Roe Young Investor Fund         8,324,556.723   139,125,006.17
 Stein Roe Special Venture Fund        5,177,334.469    71,953,757.60
 Stein Roe Balanced Fund                 851,991.823    24,623,239.57
 Stein Roe Growth Stock Fund           2,124,241.177    56,567,853.11
 Stein Roe Capital Opportunities Fund 64,836,026.280 1,801,765,943.04
 Stein Roe Special Fund                5,533,879.989   139,988,749.24
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             Shares       Dollars
                                            ---------   ----------
 Stein Roe Growth & Income Fund        4,093,653.957 $  70,620,724.01
 Stein Roe International Fund          6,003,708.501    62,993,406.79
 Stein Roe Young Investor Fund         8,324,556.723   139,125,006.17
 Stein Roe Special Venture Fund        5,177,334.469    71,953,757.60
 Stein Roe Balanced Fund                 851,991.823    24,623,239.57
 Stein Roe Growth Stock Fund           2,124,241.177    56,567,853.11
 Stein Roe Capital Opportunities Fund 64,836,026.280 1,801,765,943.04
 Stein Roe Special Fund                5,533,879.989   139,988,749.24
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                             Shares       Dollars
                                            ---------   ----------
   Stein Roe Growth & Income Fund          842,374.582 $13,499,300.84
   Stein Roe International Fund             76,393.952     760,119.79
   Stein Roe Young Investor Fund           104,662.309   1,475,735.34
   Stein Roe Special Venture Fund          236,453.756   2,896,558.52
   Stein Roe Balanced Fund                 398,744.028  11,168,774.69
   Stein Roe Growth Stock Fund           1,213,194,849  29,941,737.11
   Stein Roe Capital Opportunities Fund    533,271.823  11,900,367.27
   Stein Roe Special Fund                3,631,927.029  84,153,633.80
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12. Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2
      (from Item 10):                               $2,367,638,679.53

 (ii) Aggregate price of shares issued in connection
      with dividend reinvestment plans (from Item 11,
      if applicable):                                 +155,796,227.36

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year (if
      applicable):                                  -1,176,764,982.79
  (iv) Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to rule
      24f-2 (if applicable):                           +            0

  (v) Net aggregate price of securities sold and
      issued during the fiscal year in reliance on
      rule 24f-2 ([line (i), plus line (ii), less
      line (iii), plus line (iv)] (if applicable):   1,346,669,924.10

 (vi) Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law
      or regulation (see Instruction C.6):                  x  1/3300

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                         $408,081.80
                                                           ==========

Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
    of Informal and Other Procedures (17 CRF 202.3a).     [X]

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:  November 13, 1996.
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                                SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the dates indicated.

By (Signature and Title*)    MARGARET O. ZWICK
                          Margaret O. Zwick, Controller

Date: November 14, 1996

   *Please print the name and title of the signing officer below the signature.

                   BELL, BOYD & LLOYD
                 Three First National Plaza
            70 West Madison Street, Suite 3300
                 Chicago, Illinois  60602
                     (312) 372-1121
                   FAX (312) 372-2098

                    November 12, 1996

Stein Roe Investment Trust
One South Wacker Drive
Chicago, Illinois  60606-4058

Ladies and Gentlemen:

                   Rule 24f-2 Notice

We have represented Stein Roe Investment Trust, a Massachusetts business trust (Trust), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 pursuant to rule 24f-2 under the Investment Company Act of 1940 (rule 24f-2). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of its board of trustees authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Trust sold during the 1996 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectuses of the Trust included in its registration statement on form N-1A):

                                           Shares Sold
                                           Pursuant to
Series of the Trust                        Rule 24f-2
-------------------------------------  ----------------
Stein Roe Balanced Fund                  1,250,735.851
Stein Roe Capital Opportunities Fund    65,369,298.103
Stein Roe Growth and Income Fund         4,936,028.539
Stein Roe Growth Stock Fund              3,337,436.026
Stein Roe International Fund             6,080,102.453
Stein Roe Special Fund                   9,165,807.018
Stein Roe Special Venture Fund           5,413,788.225
Stein Roe Young Investor Fund            8,429,219.032

Stein Roe Investment Trust
November 12,1996
Page 2

We consent to the filing of this opinion with the Trust's
Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under section 7 of the Securities Act of 1933.

                         Very truly yours,



                         BELL, BOYD & LLOYD

CSA gf